Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	25.50%	24.50%	25.50%	24.00%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.80%	15.60%	11.70%	15.10%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.90%	10.70%	10.80%	10.80%
Customer D
Capital Leased Assets [Line Items]
Percentage of lease rental income	4.60%	13.50%	4.70%	11.30%